Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 93.3% of net assets

Argentina 0.2%
Globant S.A. *	23,339	2,863,695

Australia 3.3%
Afterpay Ltd. *	129,526	3,234,515
Altium Ltd.	128,450	3,352,117
AMP Ltd.	1,857,775	2,241,773
Aristocrat Leisure Ltd.	61,701	1,471,518
Brambles Ltd.	190,400	1,590,302
Breville Group Ltd.	27,203	335,113
Charter Hall Retail REIT	1,335,626	4,183,630
Costa Group Holdings Ltd.	766,192	1,394,486
CSL Ltd.	20,209	4,156,357
Goodman Group	125,894	1,246,339
Inghams Group Ltd.	1,132,136	2,660,407
InvoCare Ltd.	227,199	2,024,909
Macquarie Group Ltd.	29,254	2,795,228
Orica Ltd.	182,402	2,755,774
Pact Group Holdings Ltd. *	783,563	1,435,768
Saracen Mineral Holdings Ltd. *	618,206	1,666,240
Seven Group Holdings Ltd.	389,105	5,182,684
Shopping Centres Australasia Property Group	1,845,755	3,554,559
		45,281,719

Belgium 1.1%
Argenx SE *	23,235	3,355,762
Barco N.V.	8,597	2,137,633
Fagron	85,633	1,982,330
Melexis N.V.	42,640	3,030,380
Shurgard Self Storage S.A.	111,147	4,043,175
Warehouses De Pauw CVA	25,649	733,046
		15,282,326

Brazil 1.4%
Azul S.A. *	43,934	1,823,261
B3 S.A. - Brasil Bolsa Balcao	132,600	1,492,393
Cia de Locacao das Americas	684,544	3,773,895
CVC Brasil Operadora e Agencia de Viagens S.A.	38,500	328,130
IRB Brasil Resseguros S.A.	102,800	1,076,104
Localiza Rent a Car S.A.	67,995	851,486
Lojas Renner S.A.	53,230	714,067
Magazine Luiza S.A.	91,700	1,194,802
MercadoLibre, Inc. *	6,956	4,611,828
Notre Dame Intermedica Participacoes S.A.	170,300	2,791,940
		18,657,906

Security	Number of Shares	Value ($)
Canada 6.4%
Alimentation Couche-Tard, Inc., Class B	78,951	2,638,660
ATS Automation Tooling Systems, Inc. *	109,953	1,689,092
Boralex, Inc., Class A	325,919	6,797,162
Brookfield Asset Management, Inc., Class A	80,654	4,936,831
BRP, Inc.	89,225	4,554,965
CAE, Inc.	150,955	4,477,092
Canadian National Railway Co.	40,674	3,800,932
Canadian Pacific Railway Ltd.	11,282	2,998,868
Cenovus Energy, Inc.	452,025	3,934,810
Cineplex, Inc.	250,601	6,394,738
ECN Capital Corp.	482,081	2,039,938
Element Fleet Management Corp.	337,031	3,236,863
FirstService Corp.	27,270	2,683,109
Gibson Energy, Inc.	168,910	3,389,942
Innergex Renewable Energy, Inc.	477,234	6,779,507
lululemon Athletica, Inc. *	10,720	2,566,261
Northview Apartment Real Estate Investment Trust	150,713	3,497,352
Open Text Corp.	46,600	2,097,247
Parkland Fuel Corp.	13,728	477,690
Ritchie Bros. Auctioneers, Inc.	64,883	2,739,167
TFI International, Inc.	95,820	3,068,499
The Descartes Systems Group, Inc. *	63,971	2,867,916
The Toronto-Dominion Bank	51,751	2,860,109
Toromont Industries Ltd.	9,681	498,534
WSP Global, Inc.	99,835	7,094,969
		88,120,253

China 6.2%
A-Living Services Co., Ltd., H Shares	2,004,000	6,634,476
Aier Eye Hospital Group Co., Ltd., Class A	169,000	951,852
Alibaba Group Holding Ltd. ADR *	60,677	12,535,261
Baidu, Inc. ADR *	24,590	3,038,340
Bosideng International Holdings Ltd.	5,032,000	1,654,378
Centre Testing International Group Co., Ltd., Class A	480,000	1,098,142
China Mengniu Dairy Co., Ltd. *	276,000	1,012,238
China Merchants Bank Co., Ltd., H Shares	706,000	3,404,022
China Yongda Automobiles Services Holdings Ltd.	1,269,500	1,346,935
Country Garden Services Holdings Co., Ltd.	247,000	797,974
GDS Holdings Ltd. ADR *	141,621	7,323,222
GSX Techedu, Inc. ADR *	133,947	4,378,727
Huazhu Group Ltd. ADR	18,455	636,698
Kweichow Moutai Co., Ltd., Class A	11,600	1,688,554
Li Ning Co., Ltd.	1,796,500	5,246,459
Meituan Dianping, Class B *	211,200	2,700,301
Microport Scientific Corp.	1,607,513	1,747,683
NetEase, Inc. ADR	8,599	2,758,215
Nexteer Automotive Group Ltd.	777,288	571,442
NIO, Inc. ADR *	67,475	255,056

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., H Shares	535,000	6,066,458
Shenzhou International Group Holdings Ltd.	87,000	1,150,124
TAL Education Group ADR *	41,372	2,064,463
Tencent Holdings Ltd.	246,900	11,809,277
Tencent Music Entertainment Group ADR *	31,427	398,809
Trip.Com Group Ltd. ADR *	67,825	2,179,217
Vitasoy International Holdings Ltd.	88,000	317,194
Zhongsheng Group Holdings Ltd.	458,500	1,687,433
		85,452,950

Denmark 1.3%
Chr. Hansen Holding A/S	14,424	1,073,474
Coloplast A/S, Class B	18,184	2,292,661
DSV PANALPINA A/S	29,938	3,250,331
Genmab A/S *	15,346	3,538,616
Novo Nordisk A/S, Class B	57,522	3,501,459
Orsted A/S	28,709	3,131,340
Royal Unibrew A/S	8,345	793,345
Tryg A/S	15,832	479,707
		18,060,933

Faeroe Islands 0.3%
Bakkafrost P/F	65,871	4,686,684

Finland 0.6%
Huhtamaki Oyj	19,907	884,775
Neste Oyj	75,772	3,015,172
UPM-Kymmene Oyj	85,400	2,690,819
Valmet Oyj	98,536	2,131,504
		8,722,270

France 8.1%
Accor S.A.	135,200	5,535,117
Airbus SE	41,062	6,030,527
Alten S.A.	32,245	3,973,960
BNP Paribas S.A.	183,703	9,748,663
Bollore S.A. - New *	32	128
Bureau Veritas S.A.	96,300	2,653,526
Capgemini SE	26,771	3,324,708
Cie Plastic Omnium S.A.	91,832	2,312,924
Coface S.A.	303,872	3,750,911
Dassault Systemes SE	16,591	2,872,130
EssilorLuxottica S.A.	13,200	1,954,372
Gaztransport Et Technigaz S.A.	31,099	3,143,611
Hermes International	4,702	3,511,107
Ingenico Group S.A.	19,606	2,280,042
Kering S.A.	12,133	7,413,512
Korian S.A.	159,851	7,292,506
L'Oreal S.A.	14,720	4,094,304
LISI	72,344	2,202,398
LVMH Moet Hennessy Louis Vuitton SE	10,681	4,651,278
Nexans S.A.	50,789	2,470,949
Orpea	7,506	977,239
Publicis Groupe S.A.	132,226	5,861,466
Rubis SCA	118,172	7,299,194
Safran S.A.	27,582	4,447,241
Sartorius Stedim Biotech	932	167,130
SOITEC *	24,094	2,264,779
Teleperformance	7,414	1,860,154
Valeo S.A.	166,288	4,938,943
Security	Number of Shares	Value ($)
Verallia SASU *	92,070	3,385,974
Worldline S.A. *	12,010	846,295
		111,265,088

Germany 8.2%
Allianz SE	30,345	7,244,669
Bayer AG	104,323	8,372,493
Bayerische Motoren Werke AG	120,500	8,583,389
Carl Zeiss Meditec AG	8,002	976,964
Continental AG	84,735	9,669,717
Daimler AG	204,494	9,469,507
Delivery Hero SE *	52,114	4,009,833
Duerr AG	61,115	1,829,721
Evotec SE *	81,747	2,190,796
Fielmann AG	98,745	7,853,566
Gerresheimer AG	42,322	3,353,663
GRENKE AG	5,849	583,490
HelloFresh SE *	155,879	3,716,867
Henkel AG & Co. KGaA	7,800	718,657
Isra Vision AG	35,052	1,319,397
JOST Werke AG	55,745	2,102,015
KION Group AG	8,655	541,732
MorphoSys AG *	32,716	4,080,157
MTU Aero Engines AG	13,715	4,153,792
Nemetschek SE	73,070	4,956,470
Norma Group SE	62,782	2,294,950
Puma SE	14,520	1,162,657
SAP SE	26,038	3,390,958
Sixt SE	16,597	1,672,567
Stabilus S.A.	49,433	3,003,111
Stroeer SE & Co. KGaA	36,356	2,885,664
Teamviewer AG *	28,122	1,001,540
ThyssenKrupp AG	413,100	5,079,496
Varta AG *	14,579	1,236,384
Vonovia SE	51,459	2,937,079
Zalando SE *	53,063	2,540,652
		112,931,953

Hong Kong 1.5%
AIA Group Ltd.	656,400	6,512,341
ASM Pacific Technology Ltd.	188,000	2,533,253
Ausnutria Dairy Corp., Ltd. *	1,115,000	1,352,953
Galaxy Entertainment Group Ltd.	243,000	1,590,334
HKBN Ltd.	1,860,483	3,233,915
Man Wah Holdings Ltd.	3,056,400	2,107,218
Minth Group Ltd.	858,000	2,624,365
		19,954,379

India 1.4%
Axis Bank Ltd.	173,724	1,773,256
Bata India Ltd.	106,298	2,680,652
HDFC Bank Ltd.	91,684	1,570,471
Hexaware Technologies Ltd.	79,558	405,943
Indraprastha Gas Ltd.	321,382	2,282,160
Maruti Suzuki India Ltd.	9,785	944,941
Pidilite Industries Ltd.	30,318	642,432
Reliance Industries Ltd.	123,485	2,435,670
Titan Co., Ltd.	43,179	715,232
WNS Holdings Ltd. ADR *	80,659	5,755,826
		19,206,583

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Indonesia 0.7%
PT Bank Central Asia Tbk	1,671,200	3,949,078
PT Bank Mandiri (Persero) Tbk	4,035,500	2,206,592
PT Bank Tabungan Pensiunan Nasional Syariah Tbk *	8,607,800	2,772,280
		8,927,950

Ireland 1.6%
Glanbia plc	324,750	3,792,525
Grafton Group plc	294,001	3,571,700
ICON plc *	12,038	2,029,848
Kerry Group plc, Class A	16,046	2,051,857
Kingspan Group plc	32,380	1,998,448
Ryanair Holdings plc ADR *	90,821	7,866,007
		21,310,385

Israel 0.6%
Azrieli Group Ltd.	84	6,191
Bank Hapoalim B.M.	2,393	20,545
Bank Leumi Le-Israel B.M.	3,051	21,936
Check Point Software Technologies Ltd. *	19,785	2,261,623
CyberArk Software Ltd. *	3,671	507,442
Elbit Systems Ltd.	51	7,788
Israel Chemicals Ltd.	1,367	5,742
Israel Discount Bank Ltd., Class A	2,328	10,559
Kornit Digital Ltd. *	108,549	4,535,177
Mizrahi Tefahot Bank Ltd.	276	7,513
Nice Ltd. *	128	22,063
Wix.com Ltd. *	6,985	996,690
		8,403,269

Italy 2.3%
Amplifon S.p.A.	125,278	3,562,219
Autogrill S.p.A.	166,417	1,617,771
Banca Farmafactoring S.p.A.	466,129	2,866,400
Banca Generali S.p.A.	24,142	767,422
Enel S.p.A.	226,739	1,976,328
Ferrari N.V.	29,218	4,930,587
FinecoBank Banca Fineco S.p.A.	166,276	1,945,527
Interpump Group S.p.A.	118,362	3,337,498
Intesa Sanpaolo S.p.A.	4,021,400	9,987,205
Moncler S.p.A.	14,482	623,339
Technogym S.p.A.	39,866	495,193
		32,109,489

Japan 11.3%
Anritsu Corp.	196,100	3,770,769
Ariake Japan Co., Ltd.	66,600	4,551,988
Aruhi Corp.	92,400	1,503,360
Asahi Intecc Co., Ltd.	54,700	1,507,130
Benefit One, Inc.	37,000	646,821
BeNEXT Group, Inc.	113,900	1,165,150
Cosmos Pharmaceutical Corp.	14,600	3,206,459
Daikin Industries Ltd.	23,700	3,339,504
Digital Arts, Inc.	27,500	1,275,875
Disco Corp.	8,400	1,934,882
en-Japan, Inc.	154,900	6,154,106
F.C.C. Co., Ltd.	101,900	2,060,020
Fancl Corp.	61,700	1,610,708
GMO Payment Gateway, Inc.	44,000	2,829,346
Harmonic Drive Systems, Inc.	48,900	2,175,874
Hoya Corp.	44,000	4,211,038
Infomart Corp.	473,900	3,748,725
Keyence Corp.	16,000	5,378,510
Security	Number of Shares	Value ($)
Kobe Bussan Co., Ltd.	101,800	3,896,796
Komatsu Ltd.	219,000	4,842,313
Kyudenko Corp.	139,400	4,023,154
Lasertec Corp.	72,300	3,539,532
M3, Inc.	97,600	2,900,392
Mabuchi Motor Co., Ltd.	48,400	1,763,556
Matsumotokiyoshi Holdings Co., Ltd.	79,800	3,190,919
Meitec Corp.	8,400	477,503
MISUMI Group, Inc.	160,300	3,977,573
MonotaRO Co., Ltd.	25,400	609,288
Musashi Seimitsu Industry Co., Ltd.	186,400	2,177,277
Nabtesco Corp.	199,700	5,722,349
Nifco, Inc.	272,100	7,130,481
Nihon Kohden Corp.	53,000	1,553,347
Nihon M&A Center, Inc.	332,100	9,500,521
Nippon Gas Co., Ltd.	86,200	2,725,857
Nitto Denko Corp.	22,900	1,272,967
Nomura Research Institute Ltd.	71,000	1,562,404
NS Solutions Corp.	14,400	422,967
Olympus Corp.	35,600	575,198
Omron Corp.	38,400	2,198,972
Orix JREIT, Inc.	1,144	2,417,077
Persol Holdings Co., Ltd.	34,800	622,160
Pressance Corp.	32,800	365,196
Resorttrust, Inc.	242,800	3,810,104
SCSK Corp.	53,500	2,867,410
SHIFT, Inc. *	27,500	1,871,039
Shimadzu Corp.	39,400	1,105,759
Shiseido Co., Ltd.	42,900	2,761,928
SHO-BOND Holdings Co., Ltd.	78,100	3,188,592
SMC Corp.	9,800	4,230,357
SoftBank Group Corp.	43,300	1,807,846
Sushiro Global Holdings Ltd.	7,000	587,424
TechnoPro Holdings, Inc.	13,800	913,788
Terumo Corp.	76,300	2,746,476
TIS, Inc.	22,200	1,333,694
Toyota Motor Corp.	61,600	4,282,904
UT Group Co., Ltd.	159,000	3,962,855
Zenkoku Hosho Co., Ltd.	13,800	590,416
		154,598,656

Luxembourg 0.1%
Tenaris S.A.	64,237	663,862

Mexico 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	165,621	1,261,035
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	3,654	704,455
Grupo Televisa S.A.B. ADR	277,300	3,083,576
		5,049,066

Netherlands 3.4%
Adyen N.V. *	2,272	2,087,757
ASML Holding N.V.	45,656	12,843,593
B&S Group Sarl	314,297	3,184,632
Basic-Fit N.V. *	12,952	479,185
Boskalis Westminster N.V.	154,630	3,616,660
Euronext N.V.	48,346	4,190,770
EXOR N.V.	80,700	5,946,627
IMCD N.V.	24,149	2,085,233
Koninklijke Philips N.V.	59,878	2,742,258
Marel Hf *	589,011	2,782,813
Prosus N.V. *	13,845	998,690

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takeaway.com N.V. *	29,271	2,755,299
Wolters Kluwer N.V.	35,261	2,649,564
		46,363,081

New Zealand 0.4%
Auckland International Airport Ltd.	626,328	3,486,224
Mercury NZ Ltd.	709,744	2,391,058
		5,877,282

Norway 0.4%
Elkem A.S.A.	1,028,620	2,574,633
Subsea 7 S.A.	195,678	2,091,994
TGS NOPEC Geophysical Co., A.S.A.	58,555	1,488,339
		6,154,966

Peru 0.1%
Credicorp Ltd.	9,099	1,879,671

Poland 0.2%
Dino Polska S.A. *	80,591	3,373,833

Portugal 0.0%
Banco Espirito Santo S.A. *(a)	42,176	—

Republic of Korea 1.2%
Douzone Bizon Co., Ltd.	42,524	3,186,992
Kakao Corp.	5,680	748,735
NAVER Corp.	37,100	5,532,671
Samsung Electronics Co., Ltd.	38,900	1,802,353
Samsung SDI Co., Ltd.	5,736	1,305,732
Seegene, Inc. *	74,994	1,871,273
Studio Dragon Corp. *	29,189	1,985,530
		16,433,286

Russia 0.1%
Yandex N.V., Class A *	35,231	1,578,701

Singapore 1.2%
Ascendas Real Estate Investment Trust	1,166,171	2,685,144
CapitaLand Mall Trust	1,398,400	2,571,014
SATS Ltd.	1,952,400	6,498,587
Sheng Siong Group Ltd.	4,746,600	4,278,410
Singapore Telecommunications Ltd.	500	1,203
		16,034,358

South Africa 0.5%
Bid Corp., Ltd.	23,347	516,843
Mr. Price Group Ltd.	31,352	353,244
Naspers Ltd., N Shares	35,345	5,732,836
The Bidvest Group Ltd.	23,347	322,006
		6,924,929

Spain 0.6%
ACS Actividades de Construccion y Servicios S.A.	45,879	1,525,341
Amadeus IT Group S.A.	51,680	4,052,025
Iberdrola S.A. - Interim Shares *(a)	384	4,201
Industria de Diseno Textil S.A.	60,171	2,026,670
		7,608,237

Security	Number of Shares	Value ($)
Sweden 4.5%
AAK AB	355,917	6,693,616
AF POYRY AB	155,097	3,939,353
Atlas Copco AB, A Shares	140,173	4,961,285
Atlas Copco AB, B Shares	22,568	701,490
Bravida Holding AB	252,310	2,299,932
Embracer Group AB *	286,402	2,390,501
Evolution Gaming Group AB	33,716	1,041,218
Fabege AB	96,054	1,646,522
Fastighets AB Balder, B Shares *	71,840	3,408,145
Hennes & Mauritz AB, B Shares	334,600	7,341,051
Hexagon AB, B Shares	59,776	3,249,648
Indutrade AB	20,024	721,217
Kinnevik AB, Class B	40,650	980,808
Lifco AB, B Shares	11,871	700,095
Lindab International AB	176,588	1,998,292
Loomis AB, Class B	50,583	1,831,682
Nibe Industrier AB, B Shares	36,836	638,416
Nolato AB, B Shares	10,499	608,276
Samhallsbyggnadsbolaget i Norden AB	1,213,832	2,994,579
SKF AB, B Shares	243,500	4,457,174
Spotify Technology S.A. *	16,814	2,375,818
Vitrolife AB	19,459	407,954
Volvo AB, B Shares	365,800	6,252,886
		61,639,958

Switzerland 5.5%
Belimo Holding AG	70	490,801
Burckhardt Compression Holding AG	14,972	4,103,621
Cembra Money Bank AG	25,453	2,976,274
Cie Financiere Richemont S.A.	47,700	3,464,103
Credit Suisse Group AG *	772,053	9,762,569
Daetwyler Holding AG	9,529	1,715,804
Georg Fischer AG	2,821	2,766,488
Glencore plc *	3,925,200	11,479,612
Kuehne & Nagel International AG	7,090	1,145,899
LafargeHolcim Ltd. *	70,564	3,586,118
Landis+Gyr Group AG *	28,926	2,650,905
Logitech International S.A.	25,480	1,141,437
Lonza Group AG *	14,345	5,891,345
Nestle S.A.	1,300	143,380
Partners Group Holding AG	3,340	3,057,616
SIG Combibloc Group AG *	281,124	4,431,345
Sika AG	21,755	3,912,102
Tecan Group AG	17,590	4,972,639
Temenos AG *	13,069	2,102,388
The Swatch Group AG - Bearer Shares	12,415	3,114,260
u-blox Holding AG *	19,893	1,790,618
VAT Group AG *	5,038	760,471
		75,459,795

Taiwan 2.2%
Accton Technology Corp.	505,000	2,684,163
Airtac International Group	222,000	3,355,264
Chailease Holding Co., Ltd.	1,059,918	4,395,284
Eclat Textile Co., Ltd.	39,000	497,406
Globalwafers Co. Ltd.	50,000	644,957
King Yuan Electronics Co., Ltd.	1,928,000	2,049,395
Macronix International Co., Ltd.	2,748,000	3,377,431
MediaTek, Inc.	156,000	1,973,771
Merida Industry Co., Ltd.	469,000	2,553,296
Nien Made Enterprise Co., Ltd.	190,000	1,538,810

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	67,000	691,052
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,314	6,705,497
		30,466,326

Thailand 0.1%
Airports of Thailand PCL	271,300	613,624
Tisco Financial Group PCL	211,100	697,571
		1,311,195

Turkey 0.1%
Ulker Biskuvi Sanayi AS *	441,867	1,721,449

United Arab Emirates 0.0%
First Abu Dhabi Bank PJSC	134,616	564,799

United Kingdom 15.0%
3i Group plc	102,233	1,487,160
Abcam plc	26,037	479,283
Ashtead Group plc	185,530	5,988,519
Avast plc	800,177	4,494,164
AVEVA Group plc	68,117	4,417,027
Beazley plc	103,304	737,249
Bellway plc	97,954	5,154,527
Big Yellow Group plc	50,354	782,399
Bunzl plc	87,700	2,271,453
Cineworld Group plc	1,603,387	3,742,463
CNH Industrial N.V.	880,117	8,383,105
Coats Group plc	4,140,869	4,139,289
Compass Group plc	170,330	4,210,933
ContourGlobal plc	1,741,638	4,409,037
Croda International plc	20,829	1,367,815
Dechra Pharmaceuticals plc	64,756	2,426,499
Diageo plc	93,754	3,707,324
Diploma plc	169,775	4,367,180
Electrocomponents plc	483,985	4,228,005
Elementis plc	1,548,901	2,610,592
Equiniti Group plc	1,889,043	5,108,697
Experian plc	120,556	4,196,309
Ferguson plc	23,835	2,140,426
Fevertree Drinks plc	18,564	337,309
Funding Circle Holdings plc *	91,736	97,516
Future plc	100,249	1,694,448
G4S plc	1,017,300	2,617,986
Greggs plc	46,301	1,378,106
Halma plc	68,972	1,914,419
Hill & Smith Holdings plc	183,124	3,425,745
Hiscox Ltd.	62,536	1,081,926
HomeServe plc	209,230	3,542,014
IMI plc	94,976	1,380,547
Intermediate Capital Group plc	363,361	8,333,457
Intertek Group plc	13,688	1,038,618
Liberty Global plc, Class A *	129,600	2,659,392
Liberty Global plc, Class C *	99,539	1,939,020
Lloyds Banking Group plc	12,318,900	9,196,478
London Stock Exchange Group plc	34,000	3,513,587
Meggitt plc	10,762	95,740
Melrose Industries plc	525,901	1,611,723
Network International Holdings plc *	247,913	1,984,526
Nomad Foods Ltd. *	140,095	2,827,117
Prudential plc	60,500	1,075,712
Reckitt Benckiser Group plc	32,900	2,723,242
RELX plc	107,105	2,841,691
Renishaw plc	11,726	613,875
Security	Number of Shares	Value ($)
Rentokil Initial plc	329,896	2,031,685
Rolls-Royce Holdings plc *	791,800	6,974,437
Rotork plc	592,845	2,375,476
Royal Bank of Scotland Group plc	1,575,800	4,513,412
Schroders plc	139,700	5,914,821
Schroders plc, Non-Voting Shares	1,100	36,099
Segro plc	200,282	2,404,966
Serco Group plc *	791,988	1,653,441
Signature Aviation plc	602,749	2,311,295
Smiths Group plc	89,100	1,981,120
Softcat plc	40,026	609,516
Spectris plc	107,424	3,740,502
Spirax-Sarco Engineering plc	34,818	4,090,242
SSP Group plc	73,777	626,162
St. James's Place plc	105,413	1,585,378
The Unite Group plc	250,413	4,204,616
Trainline plc *	635,227	3,952,344
Tritax Big Box REIT plc	1,883,976	3,471,883
Ultra Electronics Holdings plc	141,143	4,208,445
Victrex plc	172,582	5,036,062
WH Smith plc	27,045	851,990
WPP plc	392,400	4,878,925
		206,226,466

United States 0.8%
Amazon.com, Inc. *	1,625	3,264,170
Illumina, Inc. *	8,277	2,400,909
NVIDIA Corp.	3,353	792,750
Tesla, Inc. *	5,337	3,472,092
Willis Towers Watson plc	3,016	637,251
		10,567,172
Total Common Stock
(Cost $1,065,141,847)		1,281,734,920

Preferred Stock 0.4% of net assets

Brazil 0.3%
Randon SA Implementos e Participacoes	1,070,200	3,398,571

Germany 0.1%
Henkel AG & Co. KGaA	12,000	1,220,429
Total Preferred Stock
(Cost $3,941,851)		4,619,000

Other Investment Company 9.3% of net assets

Money Market Fund 9.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (b)	127,678,932	127,678,932
Total Other Investment Company
(Cost $127,678,932)		127,678,932

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
United States Treasury Bill
1.53%, 03/12/20 (c)(d)	25,000	24,960
Total Short-Term Investment
(Cost $24,960)		24,960

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	401	21,054,505	(1,837,888)
MSCI EAFE Index, expires 03/20/20	460	45,459,500	(1,420,129)
Net Unrealized Depreciation			(3,258,017)
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contract
06/17/2020	State Street Bank & Trust Co.	USD	2,183,128	CHF	2,122,000	(40,118)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

CHF –	Swiss franc
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$298,454,908	$—	$298,454,908
Argentina	2,863,695	—	—	2,863,695
Belgium	4,043,175	11,239,151	—	15,282,326
Brazil	18,657,906	—	—	18,657,906
Canada	88,120,253	—	—	88,120,253
China	38,268,309	47,184,641	—	85,452,950
Finland	3,015,172	5,707,098	—	8,722,270
France	9,339,411	101,925,677	—	111,265,088
Germany	13,370,382	99,561,571	—	112,931,953

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hong Kong	$3,233,915	$16,720,464	$—	$19,954,379
India	6,804,201	12,402,382	—	19,206,583
Ireland	21,310,385	—	—	21,310,385
Israel	8,300,932	102,337	—	8,403,269
Mexico	5,049,066	—	—	5,049,066
Netherlands	2,782,813	43,580,268	—	46,363,081
Peru	1,879,671	—	—	1,879,671
Portugal	—	—	—*	—
Russia	1,578,701	—	—	1,578,701
Singapore	4,278,410	11,755,948	—	16,034,358
South Africa	838,849	6,086,080	—	6,924,929
Spain	—	7,604,036	4,201	7,608,237
Sweden	12,064,013	49,575,945	—	61,639,958
Switzerland	5,894,239	69,565,556	—	75,459,795
Taiwan	6,705,497	23,760,829	—	30,466,326
Thailand	1,311,195	—	—	1,311,195
United Kingdom	39,585,784	166,640,682	—	206,226,466
United States	10,567,172	—	—	10,567,172
Preferred Stock[1]	—	1,220,429	—	1,220,429
Brazil	3,398,571	—	—	3,398,571
Other Investment Company[1]	127,678,932	—	—	127,678,932
Short-Term Investment[1]	—	24,960	—	24,960
Liabilities
Futures Contracts[2]	(3,258,017)	—	—	(3,258,017)
Forward Foreign Currency Exchange Contracts[2]	—	(40,118)	—	(40,118)
Total	$437,682,632	$973,072,844	$4,201	$1,410,759,677
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JAN20